Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Entity File Number	001-42598
Entity Registrant Name	Chagee Holdings Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Tower B, Hongqiao Lianhe Building
Entity Address, Adress Line Two	No.99 Kaihong Road
Entity Address, Address Line Three	Changning District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	20051
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	190,763,326
Entity Central Index Key	0002013649
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	KPMG Huazhen LLP
Auditor Location	Beijing, China
Auditor Firm ID	1186
ADS
Document and Entity Information
Title of 12(b) Security	American depositary shares, each ADS represents one Class A ordinary share, par value US$0.0001 per share
Trading Symbol	CHA
Security Exchange Name	NASDAQ
Class A Ordinary shares
Document and Entity Information
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	125,489,219
Class B Ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	65,274,107
Business Contact
Document and Entity Information
Contact Personnel Name	Mr. Junjie Zhang
Contact Personnel Email Address	Chagee.IR@icrinc.com
Entity Address, Address Line One	Tower B, Hongqiao Lianhe Building
Entity Address, Adress Line Two	No.99 Kaihong Road
Entity Address, Address Line Three	Changning District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	20051
Country Region	86
City Area Code	186
Local Phone Number	8893 0014